Income from reinsurance ceded (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income From Reinsurance Ceded
	2017		2016		2015
Recovered claims and benefits		3,669		3,477		2,784
Change in technical provisions		497		(26)		309
Commissions		122		236		227
Total		4,288		3,687		3,321